Stock-Based Compensation - Summary of Restricted Stock Units (RSUs) Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	3,244,369
RSUs granted	6,042,500
RSUs vested	(3,018,362)
RSUs canceled	(793,031)
Ending balance	5,475,476	3,244,369
Beginning balance	$ 5.3
RSUs granted	0.17
RSUs vested	1.21
RSUs canceled	3.89
Ending balance	$ 2.1	$ 5.3
2010 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	3,244,369	3,450,792
RSUs granted		2,381,877
RSUs vested		(1,994,119)
RSUs canceled		(594,181)
Ending balance		3,244,369
Beginning balance	$ 5.3	$ 8.52
RSUs granted		0.43
RSUs vested		4.03
RSUs canceled		8.69
Ending balance		$ 5.3